Claims revenue (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claims revenue recognized	CAD 1,171	CAD 7,547
Claims revenue uncollected (classified as unbilled revenue)	8,259	7,547
Accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claims revenue uncollected (classified as unbilled revenue)	1,171	0
Unbilled revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Claims revenue uncollected (classified as unbilled revenue)	CAD 7,088	CAD 7,547